Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 87.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.6%
Boeing Co. (The)
02/01/2026	2.750%	23,500,000	21,270,691
02/04/2026	2.196%	10,256,000	9,104,921
Howmet Aerospace, Inc.
01/15/2029	3.000%	9,025,000	7,377,947
Total			37,753,559
Automotive 0.5%
General Motors Financial Co., Inc.
04/09/2027	5.000%	5,035,000	4,774,028
Banking 17.2%
Bank of America Corp.(a)
07/22/2027	1.734%	8,307,000	7,126,408
12/20/2028	3.419%	50,475,000	44,773,927
HSBC Holdings PLC(a)
11/22/2027	2.251%	25,853,000	21,716,596
JPMorgan Chase & Co.(a)
06/14/2030	4.565%	46,041,000	42,270,773
Morgan Stanley(a)
07/22/2025	2.720%	12,530,000	11,880,020
05/04/2027	1.593%	3,793,000	3,276,934
01/21/2028	2.475%	28,925,000	25,308,971
Wells Fargo & Co.(a)
06/17/2027	3.196%	8,718,000	7,935,723
06/02/2028	2.393%	20,367,000	17,462,602
Total			181,751,954
Building Materials 0.7%
Ferguson Finance PLC(b)
04/20/2027	4.250%	7,842,000	7,346,731
Cable and Satellite 3.3%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	26,045,000	20,385,761
Sky PLC(b)
09/16/2024	3.750%	14,515,000	14,161,883
Total			34,547,644
Construction Machinery 1.4%
United Rentals North America, Inc.
11/15/2027	3.875%	6,255,000	5,605,559
01/15/2028	4.875%	9,929,000	9,109,634
Total			14,715,193
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.6%
Carrier Global Corp.
02/15/2025	2.242%	12,400,000	11,584,089
General Electric Co.(c)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	6.623%	5,665,000	5,316,036
Total			16,900,125
Electric 20.0%
AES Corp. (The)
01/15/2026	1.375%	27,670,000	23,861,694
American Electric Power Co., Inc.
11/01/2025	1.000%	1,500,000	1,317,106
CenterPoint Energy, Inc.
09/01/2024	2.500%	2,772,000	2,637,739
CMS Energy Corp.
11/15/2025	3.600%	30,396,000	28,808,950
08/15/2027	3.450%	2,987,000	2,711,889
DTE Energy Co.(a)
11/01/2024	4.220%	9,414,000	9,222,882
DTE Energy Co.
03/15/2027	3.800%	6,879,000	6,372,731
Duke Energy Corp.
03/15/2028	4.300%	20,548,000	19,352,191
Edison International
11/15/2024	3.550%	2,150,000	2,068,929
Emera U.S. Finance LP
06/15/2024	0.833%	2,962,000	2,744,438
Emera US Finance LP
06/15/2026	3.550%	28,398,000	26,420,341
Eversource Energy
08/15/2030	1.650%	11,571,000	8,742,328
FirstEnergy Transmission LLC(b)
01/15/2025	4.350%	11,980,000	11,595,029
Georgia Power Co.
07/30/2023	2.100%	12,915,000	12,620,046
NextEra Energy Capital Holdings, Inc.(c)
SOFR + 0.400% 11/03/2023	3.360%	7,255,000	7,187,377
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	9,550,000	9,155,285
NRG Energy, Inc.(b)
12/02/2027	2.450%	12,997,000	10,665,070
Columbia Variable Portfolio – Limited Duration Credit Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
07/01/2025	3.450%	4,185,000	3,902,271
06/15/2028	3.000%	10,915,000	8,999,681
Pinnacle West Capital Corp.
06/15/2025	1.300%	2,403,000	2,147,299
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	3,045,000	2,909,657
WEC Energy Group, Inc.
09/15/2023	0.550%	2,990,000	2,864,643
06/15/2025	3.550%	2,212,000	2,101,354
09/27/2025	5.000%	3,183,000	3,172,123
Total			211,581,053
Environmental 0.9%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	9,950,000	9,181,459
Food and Beverage 3.1%
Bacardi Ltd.(b)
05/15/2028	4.700%	35,171,000	33,002,035
Health Care 3.7%
HCA, Inc.
06/15/2026	5.250%	23,535,000	22,775,656
HCA, Inc.(b)
03/15/2027	3.125%	2,933,000	2,589,708
Thermo Fisher Scientific, Inc.(c)
SOFR + 0.390% 10/18/2023	3.350%	14,166,000	14,118,755
Total			39,484,119
Healthcare Insurance 2.3%
Aetna, Inc.
11/15/2024	3.500%	2,425,000	2,357,961
Centene Corp.
12/15/2027	4.250%	4,407,000	4,028,363
07/15/2028	2.450%	22,050,000	17,931,411
Total			24,317,735
Independent Energy 0.8%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	6,365,000	5,818,235
Occidental Petroleum Corp.
09/01/2028	6.375%	2,504,000	2,497,503
Total			8,315,738
Life Insurance 6.7%
CoreBridge Financial, Inc.(b)
04/05/2027	3.650%	1,508,000	1,377,957
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Five Corners Funding Trust(b)
11/15/2023	4.419%	15,160,000	15,029,929
Metropolitan Life Global Funding I(b)
08/25/2025	4.050%	3,603,000	3,492,839
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	20,087,000	19,392,809
Principal Life Global Funding II(b)
11/21/2024	2.250%	17,640,000	16,589,888
08/16/2026	1.250%	15,227,000	13,078,480
Voya Financial, Inc.
06/15/2026	3.650%	2,245,000	2,108,233
Total			71,070,135
Media and Entertainment 4.2%
Magallanes, Inc.(b)
03/15/2029	4.054%	33,215,000	28,728,767
Netflix, Inc.(b)
11/15/2029	5.375%	16,705,000	15,711,233
Total			44,440,000
Metals and Mining 0.3%
Alcoa Nederland Holding BV(b)
12/15/2027	5.500%	3,860,000	3,597,697
Midstream 2.7%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	2,955,000	2,809,557
MPLX LP
12/01/2027	4.250%	3,880,000	3,610,095
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	16,055,000	15,193,734
Western Gas Partners LP
07/01/2026	4.650%	7,609,000	7,063,488
Total			28,676,874
Natural Gas 1.0%
NiSource, Inc.
09/01/2029	2.950%	12,870,000	10,897,717
Packaging 1.5%
Berry Global, Inc.
01/15/2026	1.570%	17,869,000	15,618,703
Technology 4.8%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,734,000	1,625,808
07/15/2025	4.500%	8,264,000	8,092,711

2	Columbia Variable Portfolio – Limited Duration Credit Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.
09/01/2023	2.670%	12,140,000	11,825,458
02/15/2024	0.972%	6,364,000	5,995,613
09/01/2024	0.983%	11,387,000	10,480,119
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	6,697,000	6,321,861
VeriSign, Inc.
04/01/2025	5.250%	5,935,000	5,912,333
Total			50,253,903
Tobacco 1.0%
BAT Capital Corp.
08/15/2027	3.557%	12,055,000	10,585,224
Wireless 6.6%
American Tower Corp.
01/15/2027	2.750%	5,049,000	4,462,083
03/15/2027	3.650%	11,961,000	10,962,675
Crown Castle International Corp.
03/15/2027	2.900%	12,240,000	10,883,018
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%	16,427,000	16,146,195
T-Mobile US, Inc.
02/15/2026	2.250%	30,418,000	27,245,700
Total			69,699,671
Total Corporate Bonds & Notes (Cost $1,006,894,879)			928,511,297

U.S. Treasury Obligations 11.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2023	0.125%	8,925,100	8,627,364
02/15/2025	1.500%	13,101,400	12,280,515
06/15/2025	2.875%	23,672,800	22,831,306
07/15/2025	3.000%	14,000,000	13,531,875
08/15/2025	3.125%	13,792,400	13,370,008
09/15/2025	3.500%	14,916,100	14,613,117
10/31/2025	0.250%	13,270,300	11,749,399
06/30/2027	3.250%	14,000,000	13,494,688
07/31/2027	2.750%	12,218,600	11,506,485
Total U.S. Treasury Obligations (Cost $127,099,983)			122,004,757

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(d),(e)	1,179,853	1,179,263
Total Money Market Funds (Cost $1,179,310)		1,179,263
Total Investments in Securities (Cost: $1,135,174,172)		1,051,695,317
Other Assets & Liabilities, Net		4,869,392
Net Assets		1,056,564,709

At September 30, 2022, securities and/or cash totaling $3,759,900 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,126	12/2022	USD	231,269,845	—	(2,758,836)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,244)	12/2022	USD	(139,405,750)	6,507,431	—
U.S. Treasury 5-Year Note	(628)	12/2022	USD	(67,514,907)	552,252	—
U.S. Treasury Ultra 10-Year Note	(31)	12/2022	USD	(3,673,016)	194,503	—
Total					7,254,186	—
Columbia Variable Portfolio – Limited Duration Credit Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $233,652,551, which represents 22.11% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of September 30, 2022.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	23,477,596	1,220,645,963	(1,242,945,105)	809	1,179,263	(45,004)	545,543	1,179,853
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Third Quarter Report 2022

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